Contract Liabilities	6 Months Ended
Jun. 30, 2022
Contract Liabilities [Abstract]
Contract liabilities

20. Contract liabilities

The balance represented the receipts in advance from customers.

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Deferred revenue
Subscriptions and licensing	12,050	8,221
Smart music education	11,784	5,515
Music Festival Events	38	947
Total contract liabilities	23,872	14,683
Current	23,506	14,433
Non-current	366	250

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	20,821	15,098

Contract liabilities include deferred revenue relating to the subscription and licensing of music content and music education products and services.